Cover	Dec. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2023
Entity File Number	000-54912
Entity Registrant Name	STRATOS RENEWABLES CORPORATION
Entity Central Index Key	0001321517
Entity Tax Identification Number	20-1699126
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3535 Executive Terminal Drive
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	(702)
Local Phone Number	840-4433
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SRNW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true